SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Payment Arrangement [Abstract]
Fair value of Common Stock	$ 4.62
Volatility	63.90%
Expected term (in years)	6 years
Risk-free interest rate	2.20%
Dividend yield	0.00%